COMMITMENTS AND CONTINGENCIES (Details Narrative)																	1 Months Ended																																		2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended		13 Months Ended
	Dec. 31, 2026 EUR (€)	Jan. 23, 2026 USD ($)	Dec. 09, 2025	Aug. 18, 2025 USD ($) shares	Aug. 14, 2025 USD ($) $ / shares shares	May 04, 2025 USD ($)	May 04, 2025 AUD ($)	May 04, 2024 USD ($)	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Oct. 01, 2020 USD ($)	Oct. 01, 2020 EUR (€)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Sep. 30, 2027 USD ($)	Sep. 30, 2027 EUR (€)	Jun. 30, 2027 EUR (€)	May 30, 2027 USD ($)	May 30, 2027 EUR (€)	Jan. 31, 2027 USD ($)	Jan. 31, 2027 EUR (€)	Sep. 30, 2026 USD ($) shares	Sep. 30, 2026 EUR (€) shares	Aug. 31, 2026 shares	Jul. 31, 2026 USD ($)	Jul. 31, 2026 EUR (€)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 EUR (€) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Feb. 28, 2026 EUR (€)	Jan. 31, 2026 shares	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	Jun. 30, 2012	Aug. 31, 2026 shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 16, 2026 USD ($)
Loss Contingencies [Line Items]
Issuance of common stock for cash																																																							$ 3,314,458
Total litigation penalty amount																																																							30,000
Royalties percentage													2.00%	2.00%
Unreimbursed lab fees																													$ 0																									$ 0	0	$ 51,468	$ 0
Warrants term								5 years
Prepaid expenses - current portion																													$ 7,661,967																									$ 7,661,967	$ 7,661,967	$ 8,334,046	$ 7,661,967	$ 589,523
Common stock, par value | $ / shares																													$ 0.001																									$ 0.001	$ 0.001	$ 0.001	$ 0.001
Granted overallotment option, shares | shares																																																							0	0
Settlement expense																																																							$ 320,000
Payments for rent																																																							40,932	26,560
Operating lease right of use asset						$ 62,126					$ 66,201																		$ 40,790																									$ 40,790	$ 40,790	$ 59,413	$ 40,790
Operating lease liabilities						$ 62,126					$ 66,201
Incremental borrowing rate						12.00%	12.00%				8.00%	8.00%
Weighted average remaining lease term																													1 year 9 months 7 days																									1 year 9 months 7 days	1 year 9 months 7 days		1 year 9 months 7 days
Consultant [Member]
Loss Contingencies [Line Items]
Sale of stock percent								5.00%
Prepaid expenses - current portion								$ 50,000
Deferred offering cost								$ 25,000
Maximum [Member]
Loss Contingencies [Line Items]
Cash fee percentage								8.00%
Common Stock [Member]
Loss Contingencies [Line Items]
Shares issued | shares				40,000																														183,655																				452,489	40,000		323,856
Issuance of common stock for cash																																																							$ 40
Sale of underwriting agreements				$ 3,300,000
Sale of stock percent								3.00%
Equity and Equity Linked Placements [Member]
Loss Contingencies [Line Items]
Cash fee percentage								8.00%
Debt Placements [Member]
Loss Contingencies [Line Items]
Cash fee percentage								6.00%
Subsequent Event [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Shares issued | shares																								328,000	328,000	2,204,660																									436,340
Royalty Agreement Terms [Member]
Loss Contingencies [Line Items]
Operating leases income statement revenue percentage																																																		2.00%
License Agreement Terms [Member]
Loss Contingencies [Line Items]
Operating leases income statement revenue percentage																																																		5.00%
1-Year Collaboration Agreement [Member]
Loss Contingencies [Line Items]
Payment for services															$ 59,508	€ 52,000																€ 100,000																				$ 115,900
Compensation amount																															$ 92,720	€ 80,000	€ 40,000
1-Year Collaboration Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Compensation amount | €	€ 20,000																		€ 20,000
2-Year Collaboration Agreement [Member]
Loss Contingencies [Line Items]
Payment for services													$ 35,145	€ 30,000	$ 45,775	€ 40,000																																				$ 119,145	€ 102,800
Royalty percentage															2.00%	2.00%																																				5.00%	5.00%
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Common stock, par value | $ / shares					$ 0.001
Underwriting commissions					$ 115,000
Underwriting commissions					$ 535,000
Settlement amount		$ 50,000
Settlement percentage		4.00%
Settlement expense																																																							170,000
Underwriting Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Sale of stock, number of shares issued in transaction | shares					40,000
Sale of stock, price per share | $ / shares					$ 100.00
Granted overallotment option, shares | shares					6,000
Underwriting Agreement [Member] | Representatives Warrants [Member]
Loss Contingencies [Line Items]
Sale of stock, number of shares issued in transaction | shares					1,200
Sale of stock, price per share | $ / shares					$ 100.00
Merger Acquisition Agreement [Member] | Consultant [Member]
Loss Contingencies [Line Items]
Prepaid expenses - current portion								$ 25,000
Initial Payable [Member] | Consultant [Member]
Loss Contingencies [Line Items]
Prepaid expenses - current portion								25,000
New Three-Year Operating Lease Agreement [Member]
Loss Contingencies [Line Items]
Lessee operating lease term											3 years
Payments for rent											$ 2,176	$ 3,000
New One Year Operating Lease Agreement [Member]
Loss Contingencies [Line Items]
Lessee operating lease term						1 year
Payments for rent						$ 2,127	$ 3,300
From 2012 through the 2014 [Member]
Loss Contingencies [Line Items]
Total litigation penalty amount																																																							$ 10,000
Installment 1 [Member]
Loss Contingencies [Line Items]
Payment for services																													$ 39,406	€ 34,000
Installment 1 [Member] | 2-Year Collaboration Agreement [Member]
Loss Contingencies [Line Items]
Payment for services | €																																																	€ 5,000
Installment 1 [Member] | Research Agreement [Member]
Loss Contingencies [Line Items]
Payment for services																																											$ 18,407	€ 18,200
Installment 2 [Member]
Loss Contingencies [Line Items]
Payment for services																											$ 48,446	€ 41,800
Installment 2 [Member] | 2-Year Collaboration Agreement [Member]
Loss Contingencies [Line Items]
Payment for services																																															$ 5,858	€ 5,000
Installment 2 [Member] | Research Agreement [Member]
Loss Contingencies [Line Items]
Payment for services																																									$ 8,091	€ 8,000
Installment 3 [Member]
Loss Contingencies [Line Items]
Payment for services																								$ 34,770	€ 30,000
Installment 3 [Member] | 2-Year Collaboration Agreement [Member]
Loss Contingencies [Line Items]
Payment for services																																													$ 11,715	€ 10,000
Installment 3 [Member] | Research Agreement [Member]
Loss Contingencies [Line Items]
Payment for services																																							$ 7,080	€ 7,000
Installment 4 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payment for services																						$ 46,360	€ 40,000
Installment 4 [Member] | 2-Year Collaboration Agreement [Member]
Loss Contingencies [Line Items]
Payment for services																																									$ 11,715	€ 10,000
Installment 4 [Member] | Research Agreement [Member]
Loss Contingencies [Line Items]
Payment for services																																					$ 10,114	€ 10,000
Installment 5 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payment for services																				$ 34,770	€ 30,000
Installment 5 [Member] | Research Agreement [Member]
Loss Contingencies [Line Items]
Payment for services																																			$ 10,114	€ 10,000
Installment 6 [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payment for services																	$ 31,293	€ 27,000
Helena Partners Inc [Member]
Loss Contingencies [Line Items]
Settlement payment																													75,000
Settlement expenses																													$ 150,000
Shares issued | shares																													51,289	51,289
Issuance of common stock for cash																													$ 75,000
University of Jaen [Member]
Loss Contingencies [Line Items]
Payment for services													$ 30,268	€ 25,837																																						$ 235,045	€ 202,800
University of Jaen [Member] | Research Agreement [Member]
Loss Contingencies [Line Items]
Payment for services									$ 53,806	€ 53,200
Royalty percentage									1.00%	1.00%
EF Hutton LLC [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Sale of underwriting agreements								$ 15,000,000
Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Damages sought for breach of agreement			the Company was served with a complaint (the “Complaint”) filed in the Superior Court of the State Delaware by an investment firm (the “Investment Firm”). In the Complaint, the Investment Firm alleges breach of an engagement agreement dated August 3, 2025 (the “Engagement Agreement”) between the Company and the Investment Firm and argued that the Company owed the Investment Firm a $15,000 deal deposit fee for entering into the Engagement Agreement and a $250,000 break fee for not completing an equity financing with the Investment Firm.